SUPPLEMENT DATED OCTOBER 1, 2010

TO PROSPECTUS DATED APRIL 30, 2010

FOR SUN LIFE LARGE CASE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

Effective November 15, 2010, DWS Small Cap Index VIP is closed to premium and transfer allocations.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.